SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” section within the summary prospectus is hereby removed.

Please Retain This Supplement for Future Reference

May 13, 2013
PROSTKR-259